ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2020
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
6.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The balance of accounts payable and accrued liabilities at September 30, 2020 is $7,638,801 (December 31, 2019 – $11,412,896). The majority of the payables and accrued liabilities relate to amounts owed to the Company’s product development suppliers amounting to $7,014,132, and $317,377 relating to insurance, legal and audit and the balance relating to regular business operations (December 31, 2019 - $10,049,622 and $560,904, respectively).

Naglreiter Consulting Litigation

In late 2019, the Company became involved in litigation with Naglreiter Consulting, LLC. On June 8, 2020, the Company entered into a settlement agreement pursuant to which (i) a sum of $1,050,000 was paid to Naglreiter, (ii) Naglreiter returned certain personal property and related electronic data in its possession, (iii) and the pending litigation was dismissed. The Company recognized a gain on settlement of $1,839,626 in the period.